SHAREHOLDERS' EQUITY (DEFICIENCY) (Summary of Employee Share Option and RSU Activity ) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options [Member]
Number
Options outstanding at the beginning of the year (in shares)	1,004,454	519,696	106,866
Options granted (in shares)	270,561	484,758	421,830
Exercised (in shares)	(2,088)
Forfeited (in shares)	(432)		(9,000)
Options outstanding at the end of the year (in shares)		1,004,454	519,696	106,866
Vested and expected to vest (in shares)		905,778	425,070
Options/RSUs exercisable at the end of the year (in shares)		236,664	97,938
Average exercise price
Options outstanding at the beginning of the year (in dollars per share)	$ 1.30	$ 1.14	$ 0.46
Options granted (in dollars per share)	$ 14.15	$ 1.47	$ 1.32
Exercised (in dollars per share)	$ 0.91
Forfeited (in dollars per share)	$ 1.32		$ 1.32
Options outstanding at the end of the year (in dollars per share)		$ 1.30	$ 1.14	$ 0.46
Vested and expected to vest (in dollars per share)		$ 1.30	$ 1.10
Options/RSUs exercisable at the end of the year (in dollars per share)		$ 0.93	$ 0.56
Average remaining contractual life (years)
Options outstanding at the beginning of the year		8 years 10 months 13 days	8 years 10 months 28 days	8 years 1 month 6 days
Options outstanding at the end of the year		8 years 10 months 13 days	8 years 10 months 28 days	8 years 1 month 6 days
Vested and expected to vest		8 years 10 months 28 days	8 years 9 months 22 days
Options/RSUs exercisable at the end of the year		7 years 4 months 6 days	7 years 3 months 7 days
Aggregate intrinsic value (in thousands)
Options outstanding at the beginning of the year	$ 4,527	$ 1,287	$ 155
Options outstanding at the end of the year		4,527	1,287	155
Vested and expected to vest		4,086	1,068
Options/RSUs exercisable at the end of the year		1,153	299
RSU [Member]
Number
RSUs granted (in shares)	78,351
Average exercise price
RSUs granted (in dollars per share)	$ 20.77
Employee share option and RSU [Member]
Number
Options outstanding at the end of the year (in shares)	1,350,846
Vested and expected to vest (in shares)	1,252,040
Options/RSUs exercisable at the end of the year (in shares)	427,826
Average exercise price
Options outstanding at the end of the year (in dollars per share)	$ 3.80
Vested and expected to vest (in dollars per share)	$ 3.95
Options/RSUs exercisable at the end of the year (in dollars per share)	$ 1.14
Average remaining contractual life (years)
Options outstanding at the beginning of the year	8 years 4 months 13 days
Options outstanding at the end of the year	8 years 4 months 13 days
Vested and expected to vest	8 years 5 months 5 days
Options/RSUs exercisable at the end of the year	7 years 2 months 8 days
Aggregate intrinsic value (in thousands)
Options outstanding at the end of the year	20,373
Vested and expected to vest	18,696
Options/RSUs exercisable at the end of the year	$ 7,589